Related Parties Balances and Transactions	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 14 — RELATED PARTIES BALANCES AND TRANSACTIONS

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Mr. Bao	Controlling shareholder of the Company

Mr. He	Beneficial shareholder of the Company

Mr. Yu	Chief Financial Officer of the Company

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao

(1)	Due from related parties

	As of March 31,
	2021	2022
	RMB	RMB

Philectronics	513	486
Mr. Bao	48	47
Grandsky Phoenix Limited	-	889
Mr. He (i)	6,429	-
	6,990	1,422

(i)	On April 19, 2019, UTime SZ approved a board resolution and also approved a shareholder resolution in August 2019, both of which agreed Mr. He, the controlling shareholder of HMercury Capital Limited, to invest in UTime SZ’s equity interest of RMB21.4 million of which RMB15 million was received during the year ended March 31, 2020. As of March 31, 2021, the amount due from Mr. He was RMB6.4 million. On July 19, 2021, Mr. He fully repaid the RMB6.4 million.

(2)	Due to related parties

	As of March 31,
	2021	2022
	RMB	RMB

Mr. Bao	849	3,819
Philectronics	516	482
Grandsky Phoenix Limited	-	198
	1,365	4,499

(i)	During the year ended March 31, 2020, UTime SZ approved a shareholder resolution that agreed Mr. Bao to invest a consideration of RMB23.9 million as UTime SZ’s equity interest. The consideration primarily consisted of the amount due to Shenzhen Kaiweixin Technology Co., Ltd. (“Kaiweixin”), which was controlled by Mr. Bao, of RMB23.0 million as of March 31, 2019. During the year ended March 31, 2021, the Company and Mr. Bao agreed to offset the amount due form Mr. Bao and amount due to Mr. Bao of RMB0.85 million.

(3)	On September 17, 2021, Mr. Bao entered into a loan agreement with China Resources Bank of Zhuhai Co., Ltd. and borrowed RMB3.0 million (US$0.5 million). The loan is restricted on purpose only to support daily operation for the Companies that is controlled by Mr. Bao. The loan was repaid on March 17, 2022 and the agreement was renewed on March 18, 2022.